UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Priority Capital Advisors, LLC
Address: 117 South 14th Street
         Suite 205
         Richmond, VA  23219


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John G. Davenport
Title:     President
Phone:     804-343-1161

Signature, Place, and Date of Signing:

     /s/  John G. Davenport     Richmond, VA     August 14, 2007

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $242,582 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE

                                          TITLE OF                 VALUE   SHRS OR   SH/  PUT/  INVESTMENT    OTHER      VOTING
ISSUER                                    CLASS    CUSIP        (X$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS  AUTHORITY

ABBOTT LABORATORIES                       COM      002824100       5,387   100,600   SH           SOLE        N/A         SOLE
ABX Air Inc                               COM      00080S101       2,620   325,000   SH           SOLE        N/A         SOLE
ADVANCED AUTO PARTS INC                   COM      00751Y106       3,526    87,000   SH           SOLE        N/A         SOLE
ALTRIA GROUP INC                          COM      02209S103       5,822    83,000   SH           SOLE        N/A         SOLE
AMDOCS LIMITED                            ADR      G02602103       5,973   150,000   SH           SOLE        N/A         SOLE
AMERICAN EXPRESS CO                       COM      025816109       5,200    85,000   SH           SOLE        N/A         SOLE
AMERICAN INTL GROUP INC                   COM      026874107      10,504   150,000   SH           SOLE        N/A         SOLE
AUTOMATIC DATA PROCESSING INC             COM      053015103       6,059   125,000   SH           SOLE        N/A         SOLE
AUTOZONE INC                              COM      053332102       3,142    23,000   SH           SOLE        N/A         SOLE
BANK OF AMERICA CORPORATION               COM      060505104       4,742    97,000   SH           SOLE        N/A         SOLE
BAXTER INTERNATIONAL INC                  COM      071813109       4,226    75,000   SH           SOLE        N/A         SOLE
BERKSHIRE HATHAWAY INC                    CL B     084670207       5,119     1,420   SH           SOLE        N/A         SOLE
CADBURY SCHWEPPES PLC                     ADR      127209302       3,405    62,700   SH           SOLE        N/A         SOLE
CARDINAL HEALTH INC                       COM      14149Y108       5,722    81,000   SH           SOLE        N/A         SOLE
CHEVRONTEXACO CORP                        COM      166764100       5,054    60,000   SH           SOLE        N/A         SOLE
CISCO SYSTEMS INC                         COM      17275R102       6,266   225,000   SH           SOLE        N/A         SOLE
CITIGROUP INC                             COM      172967101       5,334   104,000   SH           SOLE        N/A         SOLE
COCA COLA CO                              COM      191216100       4,708    90,000   SH           SOLE        N/A         SOLE
CONOCOPHILLIPS                            COM      20825C104       4,710    60,000   SH           SOLE        N/A         SOLE
CVS CORP                                  COM      126650100       5,650   155,000   SH           SOLE        N/A         SOLE
DIAGEO PLC                                ADR      25243Q205       6,665    80,000   SH           SOLE        N/A         SOLE
DYNAMIC MATLS CORP                        COM      267888105         375    10,000   SH           SOLE        N/A         SOLE
EASTERN CO                                COM      276317104         255     8,775   SH           SOLE        N/A         SOLE
FANNIE MAE                                COM      313586109       3,201    49,000   SH           SOLE        N/A         SOLE
FEDERAL HOME LOAN MORTGAGE CORP           COM      313400301       4,249    70,000   SH           SOLE        N/A         SOLE
FIDELITY NATIONAL INFORMATION SERVICES    COM      31620M106       3,962    73,000   SH           SOLE        N/A         SOLE
GENERAL DYNAMICS CORP                     COM      369550108       6,258    80,000   SH           SOLE        N/A         SOLE
GENERAL ELECTRIC CO                       COM      369604103      10,527   275,000   SH           SOLE        N/A         SOLE
IHOP CORP                                 COM      449623107       1,470    27,000   SH           SOLE        N/A         SOLE
MCDONALDS CORP                            COM      580135101       5,228   103,000   SH           SOLE        N/A         SOLE
MEDCOHEALTH SOLUTIONS INC                 COM      58405U102       3,354    43,000   SH           SOLE        N/A         SOLE
MICROSOFT CORP                            COM      594918104       6,189   210,000   SH           SOLE        N/A         SOLE
MIDAS INC                                 COM      595626102       2,380   105,000   SH           SOLE        N/A         SOLE
NESTLE SA                                 ADR      641069406       6,464    68,000   SH           SOLE        N/A         SOLE
NOKIA CORP                                ADR      654902204       2,474    88,000   SH           SOLE        N/A         SOLE
OFFICE DEPOT INC                          COM      676220106       4,999   165,000   SH           SOLE        N/A         SOLE
OMNICOM GROUP INC                         COM      681919106       6,033   114,000   SH           SOLE        N/A         SOLE
PEPSICO INC                               COM      713448108       6,161    95,000   SH           SOLE        N/A         SOLE
PROCTER & GAMBLE CO                       COM      742718109       6,731   110,000   SH           SOLE        N/A         SOLE
RESPIRONICS INC                           COM      761230101       4,216    99,000   SH           SOLE        N/A         SOLE
SMITHFIELD FOODS INC                      COM      832248108       3,910   127,000   SH           SOLE        N/A         SOLE
TARGET CORP                               COM      87612E106       5,342    84,000   SH           SOLE        N/A         SOLE
THERMO ELECTRON CORP                      COM      883556102       5,172   100,000   SH           SOLE        N/A         SOLE
UNITED TECHNOLOGIES CORP                  COM      913017109       6,029    85,000   SH           SOLE        N/A         SOLE
UNITEDHEALTH GROUP                        COM      91324P102       4,858    95,000   SH           SOLE        N/A         SOLE
WAL MART STORES INC                       COM      931142103       7,313   152,000   SH           SOLE        N/A         SOLE
WASTE MANAGEMENT INC                      COM      94106L109          39     1,000   SH           SOLE        N/A         SOLE
WELLS FARGO & CO                          COM      949746101       7,245   206,000   SH           SOLE        N/A         SOLE
WYETH COM                                 COM      983024100       8,314   145,000   SH           SOLE        N/A         SOLE

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